Exhibit 99.1

World Omni Auto Receivables Trust 2016-B
Monthly Servicer Certificate
August 31, 2020

Dates Covered
Collections Period	08/01/20 - 08/31/20
Interest Accrual Period	08/17/20 - 09/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/20	119,853,022.61	14,028
Yield Supplement Overcollateralization Amount 07/31/20	2,231,831.36	0
Receivables Balance 07/31/20	122,084,853.97	14,028
Principal Payments	8,016,602.16	349
Defaulted Receivables	114,265.88	11
Repurchased Accounts	14,115.28	1
Yield Supplement Overcollateralization Amount at 08/31/20	1,993,212.64	0
Pool Balance at 08/31/20	111,946,658.01	13,667

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.28%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	2,441,251.70	201
Past Due 61-90 days	758,910.29	65
Past Due 91-120 days	136,355.90	16
Past Due 121+ days	0.00	0
Total	3,336,517.89	282

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.93%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.79%
Delinquency Trigger Occurred	NO

Recoveries	209,020.10
Aggregate Net Losses/(Gains) - August 2020	(94,754.22)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.93%
Prior Net Losses Ratio	-0.69%
Second Prior Net Losses Ratio	-0.03%
Third Prior Net Losses Ratio	0.02%
Four Month Average	-0.41%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.55%

Overcollateralization Target Amount	9,631,681.66
Actual Overcollateralization	9,631,681.66
Weighted Average APR	4.02%
Weighted Average APR, Yield Adjusted	6.02%
Weighted Average Remaining Term	22.58

Flow of Funds	$ Amount
Collections	8,632,940.38
Investment Earnings on Cash Accounts	1,121.73
Servicing Fee(1)	(101,737.38)
Transfer to Collection Account	14,115.28
Available Funds	8,546,440.01

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	102,550.95
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	7,906,364.60
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	500,026.71
(10) Collection Account Redeposits	0.00

Total Distributions of Available Funds	8,546,440.01

Servicing Fee	101,737.38
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 08/17/20	110,221,340.95
Principal Paid	7,906,364.60
Note Balance @ 09/15/20	102,314,976.35

Class A-1
Note Balance @ 08/17/20	0.00
Principal Paid	0.00
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-2
Note Balance @ 08/17/20	0.00
Principal Paid	0.00
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-3
Note Balance @ 08/17/20	8,731,340.95
Principal Paid	7,906,364.60
Note Balance @ 09/15/20	824,976.35
Note Factor @ 09/15/20	0.2546223%

Class A-4
Note Balance @ 08/17/20	75,480,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	75,480,000.00
Note Factor @ 09/15/20	100.0000000%

Class B
Note Balance @ 08/17/20	26,010,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	26,010,000.00
Note Factor @ 09/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	140,048.70
Total Principal Paid	7,906,364.60
Total Paid	8,046,413.30

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	9,458.95
Principal Paid	7,906,364.60
Total Paid to A-3 Holders	7,915,823.55

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1487522
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.3977149
Total Distribution Amount	8.5464671

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0291943
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	24.4023599
Total A-3 Distribution Amount	24.4315542

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/20	23,407,920.41
Investment Earnings	1,106.47
Investment Earnings Paid	(1,106.47)
Deposit/(Withdrawal)	-
Balance as of 09/15/20	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$541,362.02	$1,787,788.55	$2,675,158.20
Number of Extensions	55	152	225
Ratio of extensions to Beginning of Period Receivables Balance	0.44%	1.37%	1.91%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.